UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06203 )

Exact name of registrant as specified in charter: Putnam Discovery Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments:

Putnam Discovery Growth Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Advertising and Marketing Services (0.2%)
Omnicom Group, Inc.	21,063	$1,971,497

Aerospace and Defense (1.2%)
Alliant Techsystems, Inc. (NON)	59,100	4,790,646
L-3 Communications Holdings, Inc.	25,400	1,989,582
Lockheed Martin Corp.	37,700	3,244,462
		10,024,690

Airlines (0.7%)
JetBlue Airways Corp. (NON)	165,400	1,533,258
Southwest Airlines Co.	242,300	4,036,718
		5,569,976

Automotive (0.4%)
Harley-Davidson, Inc.	47,400	2,974,350

Banking (3.8%)
Bank of America Corp.	172,760	9,254,753
Commerce Bancorp, Inc.	138,000	5,065,980
Corus Bankshares, Inc.	196,900	4,402,684
Cullen/Frost Bankers, Inc.	57,200	3,307,304
U.S. Bancorp	141,300	4,693,986
Wells Fargo & Co.	145,900	5,278,662
		32,003,369

Biotechnology (2.3%)
Amgen, Inc. (NON) (SEG)	59,600	4,263,188
Biogen Idec, Inc. (NON)	45,500	2,032,940
Genentech, Inc. (NON)	15,300	1,265,310
Imclone Systems, Inc. (NON)	20,200	572,064
Invitrogen Corp. (NON)	57,100	3,620,711
MedImmune, Inc. (NON)	266,100	7,772,781
		19,526,994

Broadcasting (0.3%)
World Wrestling Entertainment, Inc.	156,473	2,570,851

Building Materials (1.6%)
Genlyte Group, Inc. (The) (NON)	50,000	3,560,000
Sherwin-Williams Co. (The)	179,800	10,029,244
		13,589,244

Coal (0.4%)
Peabody Energy Corp.	87,048	3,201,625

Commercial and Consumer Services (0.6%)
Manpower, Inc.	88,400	5,416,268

Communications Equipment (2.5%)
Avaya, Inc. (NON)	389,800	4,459,312
Cisco Systems, Inc. (NON)	381,400	8,772,200
Corning, Inc. (NON)	123,100	3,004,871
Qualcomm, Inc.	132,100	4,801,835
		21,038,218

Computers (4.4%)
Aeroflex, Inc. (NON)	296,400	3,046,992
Apple Computer, Inc. (NON)	85,200	6,562,956
Commvault Systems, Inc. (acquired 6/20/06, cost $11,150)
(Private)(RES)(NON)(F)	201,416	2,719,109
Dell, Inc. (NON)	228,300	5,214,372
EMC Corp. (NON)	354,600	4,248,108
Jack Henry & Associates, Inc.	107,300	2,335,921
Mentor Graphics Corp. (NON)	355,200	5,001,216
Network Appliance, Inc. (NON)	50,500	1,869,005
Palm, Inc. (NON)	149,900	2,182,544
Transaction Systems Architects, Inc. (NON)	111,800	3,836,976
		37,017,199

Conglomerates (0.4%)

Danaher Corp.	45,400	3,117,618

Consumer Cyclicals (--%)
Tupperware Corp.	17,590	342,301

Consumer Finance (1.7%)
Capital One Financial Corp.	93,200	7,331,112
Countrywide Financial Corp.	207,500	7,270,800
		14,601,912

Consumer Goods (1.0%)
American Greetings Corp. Class A	104,700	2,420,664
Blyth Industries, Inc.	114,100	2,776,053
Colgate-Palmolive Co.	53,900	3,347,190
		8,543,907

Consumer Services (1.1%)
Interline Brands, Inc. (NON)	221,300	5,461,684
Labor Ready, Inc. (NON)	212,400	3,383,532
Shutterfly, Inc. (NON)	41,300	642,215
		9,487,431

Electrical Equipment (1.9%)
Rofin-Sinar Technologies, Inc. (NON)	102,500	6,228,925
Superior Essex, Inc. (NON)	76,200	2,609,850
WESCO International, Inc. (NON)	116,300	6,748,889
		15,587,664

Electronics (3.8%)
Agere Systems, Inc. (NON)	295,700	4,414,801
Amphenol Corp. Class A	102,900	6,372,597
Analog Devices, Inc.	43,409	1,275,791
Avnet, Inc. (NON)	248,800	4,881,456
General Cable Corp. (NON)	162,100	6,193,841
Komag, Inc. (NON)	61,600	1,968,736
Microchip Technology, Inc.	49,300	1,598,306
RF Micro Devices, Inc. (NON)	743,800	5,638,004
		32,343,532

Energy (2.2%)
Cameron International Corp. (NON)	104,300	5,038,733
Helix Energy Solutions Group, Inc. (NON)	120,600	4,028,040
Hercules Offshore, Inc. (NON)	77,600	2,409,480
Pride International, Inc. (NON)	147,000	4,030,740
Rowan Cos., Inc.	104,800	3,314,824
		18,821,817

Financial (2.6%)
American Express Co.	76,900	4,312,552
Chicago Mercantile Exchange Holdings, Inc. (The)	6,300	3,012,975
Citigroup, Inc.	170,400	8,463,768
IntercontinentalExchange, Inc. (NON)	48,500	3,640,895
Moody's Corp.	33,500	2,190,230
		21,620,420

Gaming & Lottery (0.5%)
Vail Resorts, Inc. (NON)	94,600	3,785,892

Health Care Services (5.7%)
AmSurg Corp. (NON)	105,300	2,343,978
Cardinal Health, Inc.	43,800	2,879,412
Charles River Laboratories International, Inc. (NON)	99,000	4,297,590
Community Health Systems, Inc. (NON)	141,000	5,266,350
Coventry Health Care, Inc. (NON)	36,900	1,901,088
Express Scripts, Inc. (NON)	28,800	2,174,112
Henry Schein, Inc. (NON)	46,500	2,331,510
Laboratory Corp. of America Holdings (NON)	84,100	5,514,437
Pediatrix Medical Group, Inc. (NON)	88,500	4,035,600
Sierra Health Services, Inc. (NON)	138,000	5,221,920
UnitedHealth Group, Inc.	134,300	6,607,560
WellPoint, Inc. (NON)	74,700	5,755,635
		48,329,192

Homebuilding (0.3%)
NVR, Inc. (NON)	5,070	2,712,450

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	82,100	6,905,431

Insurance (2.3%)

ACE, Ltd. (Bermuda)	56,300	3,081,299
American Financial Group, Inc.	55,900	2,623,387
American International Group, Inc.	107,100	7,096,446
Prudential Financial, Inc.	44,400	3,385,500
Safety Insurance Group, Inc.	66,600	3,240,756
		19,427,388

Investment Banking/Brokerage (3.7%)
A.G. Edwards, Inc.	77,200	4,113,216
Bear Stearns Cos., Inc. (The)	43,100	6,038,310
Calamos Asset Management, Inc. Class A	87,100	2,553,772
Goldman Sachs Group, Inc. (The)	48,000	8,120,160
Morgan Stanley	64,900	4,731,859
Nuveen Investments, Inc. Class A	69,200	3,545,116
T. Rowe Price Group, Inc.	49,400	2,363,790
		31,466,223

Leisure (0.3%)
K2, Inc. (NON)	237,400	2,784,702

Lodging/Tourism (0.6%)
Las Vegas Sands Corp. (NON)	51,200	3,499,520
Royal Caribbean Cruises, Ltd.	42,500	1,649,425
		5,148,945

Machinery (4.3%)
Caterpillar, Inc.	90,900	5,981,220
Cummins, Inc.	34,100	4,065,743
JLG Industries, Inc.	146,000	2,892,260
Lincoln Electric Holdings, Inc.	106,000	5,771,700
Parker-Hannifin Corp.	112,400	8,736,852
Timken Co.	171,300	5,101,314
Wabtec Corp.	151,000	4,096,630
		36,645,719

Manufacturing (1.6%)
Dover Corp.	93,900	4,454,616
Illinois Tool Works, Inc.	65,200	2,927,480
Knoll, Inc.	112,300	2,268,460
Mettler-Toledo International, Inc. (Switzerland) (NON)	62,700	4,147,605
		13,798,161

Medical Technology (7.5%)
American Medical Systems Holdings, Inc. (NON)	197,000	3,630,710
Becton, Dickinson and Co.	32,600	2,303,842
Boston Scientific Corp. (NON)	150,800	2,230,332
C.R. Bard, Inc.	91,600	6,870,000
Dade Behring Holdings, Inc.	144,200	5,791,072
DENTSPLY International, Inc.	123,200	3,709,552
Edwards Lifesciences Corp. (NON)	85,900	4,002,081
Hologic, Inc. (NON)	68,600	2,985,472
Hospira, Inc. (NON)	156,700	5,996,909
Immucor, Inc. (NON)	232,000	5,199,120
Kinetic Concepts, Inc. (NON)	119,600	3,762,616
LCA-Vision, Inc.	72,000	2,974,320
Medtronic, Inc.	55,200	2,563,488
Millipore Corp. (NON)	59,900	3,671,870
St. Jude Medical, Inc. (NON)	60,500	2,135,045
Waters Corp. (NON)	122,600	5,551,328
		63,377,757

Metals (3.4%)
Agnico-Eagle Mines, Ltd. (Canada)	173,300	5,394,829
Cameco Corp. (Canada)	152,600	5,580,582
Coeur d'Alene Mines Corp. (NON)	734,200	3,458,082
Freeport-McMoRan Copper & Gold, Inc. Class B	98,900	5,267,414
Goldcorp, Inc. (Toronto Exchange) (Canada)	134,750	3,180,100
Mueller Water Products, Inc. Class A (NON)	63,700	930,657
PAN American Silver Corp. (Canada) (NON)	125,100	2,444,454
Steel Dynamics, Inc.	41,000	2,068,450
		28,324,568

Office Equipment & Supplies (0.8%)
Global Imaging Systems, Inc. (NON)	119,900	2,646,193
John H. Harland Co.	120,000	4,374,000
		7,020,193

Oil & Gas (4.0%)
Apache Corp.	41,600	2,629,120
Complete Production Services, Inc. (NON)	42,225	833,522
Devon Energy Corp.	61,900	3,908,985
EOG Resources, Inc.	52,400	3,408,620

Exxon Mobil Corp.	47,900	3,214,090
Hess Corp.	37,400	1,549,108
Marathon Oil Corp.	20,900	1,607,210
Noble Energy, Inc.	72,800	3,318,952
Occidental Petroleum Corp.	46,500	2,237,115
Patterson-UTI Energy, Inc.	146,100	3,471,336
Unit Corp. (NON)	73,600	3,383,392
Universal Compression Holdings, Inc. (NON)	41,500	2,218,175
Valero Energy Corp.	40,600	2,089,682
		33,869,307

Pharmaceuticals (2.3%)
Barr Pharmaceuticals, Inc. (NON)	139,400	7,240,436
Cephalon, Inc. (NON)	94,800	5,853,900
Salix Pharmaceuticals, Ltd. (NON)	152,506	2,067,981
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	57,600	1,963,584
Watson Pharmaceuticals, Inc. (NON)	79,700	2,085,749
		19,211,650

Power Producers (0.2%)
AES Corp. (The) (NON)	86,500	1,763,735

Publishing (0.4%)
McGraw-Hill Cos., Inc. (The)	57,800	3,354,134

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	382,800	9,416,880

Restaurants (3.3%)
Domino's Pizza, Inc.	290,200	7,443,630
Jack in the Box, Inc. (NON)	106,600	5,562,388
Papa John's International, Inc. (NON)	114,200	4,123,762
Sonic Corp. (NON)	191,900	4,338,859
Starbucks Corp. (NON)	81,200	2,764,860
Yum! Brands, Inc.	67,900	3,534,195
		27,767,694

Retail (9.3%)
Abercrombie & Fitch Co. Class A	31,200	2,167,776
Barnes & Noble, Inc.	111,900	4,245,486
Bed Bath & Beyond, Inc. (NON)	57,900	2,215,254
Best Buy Co., Inc.	52,200	2,795,832
Big Lots, Inc. (NON)	189,600	3,755,976
Circuit City Stores-Circuit City Group	113,826	2,858,171
CVS Corp.	77,900	2,502,148
Golf Galaxy, Inc. (NON)	1,720	22,346
Home Depot, Inc. (The)	178,200	6,463,314
Kohl's Corp. (NON)	57,000	3,700,440
Lowe's Cos., Inc.	156,700	4,397,002
OfficeMax, Inc.	236,600	9,639,084
Pacific Sunwear of California, Inc. (NON)	134,200	2,023,736
Pantry, Inc. (The) (NON)	69,600	3,923,352
RadioShack Corp.	394,600	7,615,780
Ross Stores, Inc.	235,900	5,994,219
Staples, Inc.	282,800	6,880,524
Timberland Co. (The) Class A (NON)	143,100	4,116,987
Whole Foods Market, Inc.	41,500	2,466,345
		77,783,772

Semiconductor (0.9%)
Applied Materials, Inc.	172,600	3,060,198
Lam Research Corp. (NON)	78,000	3,535,740
Nextest Systems Corp. (NON)	90,890	1,196,112
		7,792,050

Shipping (0.8%)
J. B. Hunt Transport Services, Inc.	188,900	3,923,453
Omega Navigation Enterprises, Inc.	171,900	2,642,103
		6,565,556

Software (3.2%)
Adobe Systems, Inc. (NON)	94,900	3,554,005
Autodesk, Inc. (NON)	90,400	3,144,112
Cadence Design Systems, Inc. (NON)	259,800	4,406,208
Epicor Software Corp. (NON)	224,900	2,948,439
McAfee, Inc. (NON)	53,600	1,311,056
Oracle Corp. (NON)	359,300	6,373,982
Sybase, Inc. (NON)	221,600	5,371,584
		27,109,386

Technology (0.5%)
Dun & Bradstreet Corp. (The) (NON)	7,022	526,580

ON Semiconductor Corp. (NON)	601,700	3,537,996
		4,064,576

Technology Services (4.3%)
Accenture, Ltd. Class A (Bermuda)	72,000	2,283,120
Automatic Data Processing, Inc.	105,600	4,999,104
Covansys Corp. (NON)	265,673	4,553,635
CSG Systems International, Inc. (NON)	290,100	7,667,343
eBay, Inc. (NON)	192,400	5,456,464
Google, Inc. Class A (NON)	8,700	3,496,530
Jupitermedia Corp. (NON)	184,900	1,601,234
Knot, Inc. (The) (NON)	108,970	2,411,506
Tyler Technologies, Inc. (NON)	121,200	1,567,116
Yahoo!, Inc. (NON)	94,100	2,378,848
		36,414,900

Telecommunications (0.4%)
Sprint Nextel Corp.	174,900	2,999,535

Textiles (0.4%)
Maidenform Brands, Inc. (NON)	172,288	3,325,158

Toys (0.5%)
Jakks Pacific, Inc. (NON)	208,900	3,724,687

Transportation (0.3%)
Hornbeck Offshore Services, Inc. (NON)	81,500	2,730,250

Transportation Services (0.5%)
Expeditors International of Washington, Inc.	4,000	178,320
United Parcel Service, Inc. Class B	52,100	3,748,077
		3,926,397

Total common stocks (cost $778,214,108)		$820,917,171

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value

Bowstreet, Inc. escrow (acquired 3/22/06, cost $12,284)
(Private)(RES)(NON)(F)	98,744	$1,228
Hyper Energy, Inc. zero % cv. pfd. (acquired 9/5/00, cost $149,983)
(Private) (RES)(NON)(F)	4,304	114
MarketSoft Software Corp. escrow (acquired 2/9/06, cost $10,703)
(Private)(RES)(NON)(F)	182,257	23,985
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired 7/27/00, cost
$336,828) (Private)(RES)(NON)(F)	122,060	6,103

Total convertible preferred stocks (cost $509,798)		$31,430

SHORT-TERM INVESTMENTS (2.9%)(a) (cost $24,119,417)
	Shares	Value

Putnam Prime Money Market Fund (e)	24,119,417	$24,119,417

TOTAL INVESTMENTS

Total investments (cost $802,843,323) (b)		$845,068,018

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index (Long)	24	$8,072,400	Dec-06	$60,958
S&P MidCap 400 Index E-Mini (Long)	38	2,890,280	Dec-06	(9,335)
Russell 2000 Index Mini (Long)	31	2,269,510	Dec-06	(14,891)
Nasdaq 100 Index E-Mini (Long)	19	635,075	Dec-06	(1,633)

Total				$35,099

NOTES

(a) Percentages indicated are based on net assets of $843,791,120.

(b) The aggregate identified cost on a tax basis is $803,836,636, resulting in gross unrealized appreciation and depreciation of $80,222,909 and $38,991,527, respectively, or net unrealized appreciation of $41,231,382.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2006 was $2,750,539 or 0.3% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $537,170 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $310,570,308 and $301,021,847, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At September 30, 2006, liquid assets totaling $14,486,765 have been designated as collateral for open forward commitments and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Discovery Growth Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 5, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 5, 2006